Statutory Reserves (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2010
Statutory Reserves (Textual)
Minimum percentage allocation of after tax profit	10.00%
Percentage of statutory reserve balance of registered capital	50.00%
Statutory reserve	$ 3,744,304	$ 3,744,304	$ 3,075,356	[1]

[1]	Note 18